Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposit	$ 782,176	$ 764,857
Purchased notes, net	800	600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	443,533	435,499
Deposits structured liabilities	16,100	15,500
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	391,166
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	221,067
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	66,200	61,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	298,700	288,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 54,400	$ 52,900